Accumulated Other Comprehensive Loss (Changes in Components of AOCI, Net of Related Taxes) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unrealized gains/(losses) on available - for-sale securities, Beginning Balance					$ 49
Unrealized gains/(losses) on available - for-sale securities, Current period change excluding amounts reclassified from other comprehensive loss					(181)
Unrealized gains/(losses) on available - for-sale securities, Amounts reclassified from accumulated other comprehensive loss					132
Unrealized gains/(losses) on available - for-sale securities, Total change in accumulated other comprehensive loss					(49)
Unrealized gains/(losses) on available - for-sale securities, Ending Balance
Unrealized losses on cash flow hedges, Beginning Balance	(54,620)	(61,547)	(61,547)	(59,263)	(98,937)
Unrealized losses on cash flow hedges, Current period change excluding amounts reclassified from other comprehensive loss	(11,265)	(8,302)	(11,177)	(21,850)	19,114
Unrealized losses on cash flow hedges, Amounts reclassified from accumulated other comprehensive loss	4,300	4,726	18,104	19,566	20,560
Unrealized losses on cash flow hedges, Total change in accumulated other comprehensive loss	(6,965)	(3,576)	6,927	(2,284)	39,674
Unrealized losses on cash flow hedges, Ending Balance	(61,585)	(65,123)	(54,620)	(61,547)	(59,263)
Items not yet recognized as a component of net periodic benefit cost (pension and other postretirement plans), Beginning Balance	(18,841)	(21,833)	(21,833)	(10,081)	(14,893)
Items not yet recognized as a component of net periodic benefit cost (pension and other postretirement plans), Current period change excluding amounts reclassified from other comprehensive loss	355	496	2,581	(11,969)	4,336
Items not yet recognized as a component of net periodic benefit cost (pension and other postretirement plans), Amounts reclassified from accumulated other comprehensive loss			411	217	476
Items not yet recognized as a component of net periodic benefit cost (pension and other postretirement plans), Total change in accumulated other comprehensive loss	355	496	2,992	(11,752)	4,812
Items not yet recognized as a component of net periodic benefit cost (pension and other postretirement plans), Ending Balance	(18,486)	(21,337)	(18,841)	(21,833)	(10,081)
Beginning Balance	(73,461)	(83,380)	(83,380)	(69,344)	(113,781)
Current period change excluding amounts reclassified from other comprehensive loss	(10,910)	(7,806)	(8,596)	(33,819)	23,269
Amounts reclassified from accumulated other comprehensive loss	4,300	4,726	18,515	19,783	21,168
Total change in accumulated other comprehensive loss	(6,610)	(3,080)	9,919	(14,036)	44,437
Ending Balance	(80,071)	(86,460)	(73,461)	(83,380)	(69,344)
Parent Company [Member]
Beginning Balance	$ (73,461)	$ (83,380)	(83,380)
Total change in accumulated other comprehensive loss			9,919	(14,036)	$ 44,437
Ending Balance			$ (73,461)	$ (83,380)